CONDENSED BALANCE SHEETS (Parenthetical) - TEMPO AUTOMATION INC - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Loan payable	$ 13,052	$ 0
Convertible preferred stock, par value	$ 0.00001	$ 0.00001		$ 0.00001
Shares authorized	52,500,412	31,058,244		39,982,670
Ordinary shares, subject to possible redemption issued	29,520,187	29,520,187		29,520,187
Ordinary shares, shares subject to possible redemption	29,520,187	29,520,187	29,520,187	29,520,187	29,520,187
Aggregate liquidation preference	$ 74,496	$ 74,496		$ 74,496
Ordinary shares, par value (per share)	$ 0.00001	$ 0.00001		$ 0.00001
Common stock, shares authorized	125,000,000	63,299,666		66,000,000
Common stock, shares issued	10,085,354	10,037,305		9,773,097
Common stock, shares outstanding	10,085,354	10,037,305		9,773,097